PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,558,263	$ 2,068,973
Less - Accumulated depreciation	(347,173)	(262,913)
Property, plant and equipment, net	2,211,090	1,806,060		$ 2,659,383
Depreciation	88,474	113,533	$ 79,413
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	91,256	59,575
Process units, pipelines and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,209,712	1,843,157
Building and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	34,265	28,397
Computers furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	72,642	68,431
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	150,388	69,413
Capitalized interest	$ 3,529	7,487
Hydrocracker Project [Member]
Property, Plant and Equipment [Line Items]
Impaired Assets to be Disposed of by Method Other than Sale, Carrying Value of Asset		$ 28,508